Regulatory Matters (Details Textual) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2011
Cash, FDIC Insured Amount	$ 250,000	$ 250,000
Percentage Minimum Covenants On Investment In Federal Home Loan Bank Stock	4.50%
Percentage Minimum Covenants On Assets	0.20%
Minimum Covenants On Assets	25,000,000	25,000,000
Maximum Reserve Requirement Under Federal Home Loan Bank Transaction	494,000	494,000	573,000
Annual Cash Requirement For Payment Of Dividend and Debt Services	655,000	655,000
Interest Expense, Junior Subordinated Debentures		727,000
Preferred Stock [Member]
Dividends, Preferred Stock		736,000
Series Preferred Stock [Member]
Dividends, Preferred Stock, Cash		6,000,000
Series B Preferred Stock [Member]
Dividends, Preferred Stock, Cash		300,000,000
Three Percentage Reserve [Member]
Advances from Federal Home Loan Banks	10,700,000	10,700,000
Ten Percentage Reserve [Member]
Advances from Federal Home Loan Banks	$ 48,100,000	$ 48,100,000